Schedule of Investments (unaudited)	iShares® U.S. Utilities ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 61.6%
ALLETE Inc.	42,195	$2,651,534
Alliant Energy Corp.	202,634	9,858,144
American Electric Power Co. Inc.	402,728	32,584,723
Avangrid Inc.	45,090	2,086,314
Duke Energy Corp.	597,095	56,126,930
Edison International	307,093	17,860,529
Entergy Corp.	162,451	15,486,454
Evergy Inc.	184,032	9,888,039
Eversource Energy	278,137	24,336,988
Exelon Corp.	791,496	32,894,574
FirstEnergy Corp.	440,211	13,540,890
Hawaiian Electric Industries Inc.	88,488	2,925,413
IDACORP Inc.	40,966	3,617,298
NextEra Energy Inc.	1,589,425	128,536,800
NRG Energy Inc.	198,139	8,204,936
PG&E Corp.(a)(b)	1,207,582	13,802,662
Pinnacle West Capital Corp.	91,352	6,874,238
PNM Resources Inc.	64,625	3,135,605
Portland General Electric Co.	72,621	3,071,142
PPL Corp.	623,761	17,259,467
Southern Co. (The)	856,946	50,491,258
Xcel Energy Inc.	426,312	27,279,705
		482,513,643
Gas Utilities — 3.7%
Atmos Energy Corp.	102,137	9,090,193
National Fuel Gas Co.	73,717	2,967,846
New Jersey Resources Corp.	78,039	2,732,145
ONE Gas Inc.	43,094	3,151,464
Southwest Gas Holdings Inc.	46,138	2,766,435
Spire Inc.	41,914	2,564,718
UGI Corp.	169,095	6,085,729
		29,358,530
Independent Power and Renewable Electricity Producers — 2.7%
AES Corp. (The)	539,630	13,161,575
Vistra Corp.	396,840	7,924,895
		21,086,470
Multi-Utilities — 27.7%
Ameren Corp.	200,562	14,584,869
Avista Corp.	55,648	2,085,687
Black Hills Corp.	50,909	3,009,740
Security	Shares	Value

Multi-Utilities (continued)
CenterPoint Energy Inc.	442,022	$9,322,244
CMS Energy Corp.	232,307	13,213,622
Consolidated Edison Inc.	277,565	19,646,051
Dominion Energy Inc.	661,888	48,245,016
DTE Energy Co.	157,038	18,643,551
MDU Resources Group Inc.	162,708	4,277,593
NiSource Inc.	310,906	6,886,568
NorthWestern Corp.	41,037	2,235,285
Public Service Enterprise Group Inc.	410,402	23,158,985
Sempra Energy	234,039	28,964,667
WEC Energy Group Inc.	255,916	22,750,933
		217,024,811
Water Utilities — 4.1%
American Water Works Co. Inc.	147,068	23,386,753
Essential Utilities Inc.	181,085	8,384,236
		31,770,989
Total Common Stocks — 99.8%
(Cost: $812,590,026)		781,754,443

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	407,731	407,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,122,000	1,122,000
		1,529,976
Total Short-Term Investments — 0.2%
(Cost: $1,529,976)		1,529,976

Total Investments in Securities — 100.0%
(Cost: $814,120,002)		783,284,419

Other Assets, Less Liabilities — (0.0)%		(73,021)

Net Assets — 100.0%.		$783,211,398

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Utilities ETF
January 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,148,971	$—	$(1,741,200	)(a)	$4,454	$(4,249)	$407,976	407,731	$3,361	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,652,000	—	(1,530,000	)(a)	—	—	1,122,000	1,122,000	1,446		—
					$4,454	$(4,249)	$1,529,976		$4,807		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Utilities E-Mini Index	22	03/19/21	$1,377	$6,632

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$781,754,443	$—	$—	$781,754,443
Money Market Funds	1,529,976	—	—	1,529,976
	$783,284,419	$—	$—	$783,284,419
Derivative financial instruments(a)
Assets
Futures Contracts	$6,632	$—	$—	$6,632

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2